Financial Instruments - Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss [Line items]
Balance beginning	$ 574	$ 522
Total (profit) loss recognized in profit and loss		52
Change in fair value	47
SAFE exercised	(456)
Warrant exercised	(165)
Balance ending		$ 574